MARKETABLE SECURITIES AND INVESTMENTS	12 Months Ended
Mar. 31, 2012
MARKETABLE SECURITIES AND INVESTMENTS
3.	MARKETABLE SECURITIES AND INVESTMENTS

Held-to-Maturity and Available-for-Sale Securities — The fair value of debt and marketable equity securities classified as held to maturity and available for sale is based on quoted market prices as of March 31, 2012 and 2011. The cost, gross unrealized gain and loss and the fair value of held-to-maturity and available-for-sale securities by major security type were as follows:

	Millions of Yen
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥10	¥0		¥10
Corporate debt securities	1,500	1	¥61	1,440
Mutual fund	2,581	156	4	2,733

Total	¥4,091	¥157	¥65	¥4,183

Noncurrent:
Equity securities	¥21,803	¥9,341	¥14	¥31,130

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥332	¥1	¥3	¥330

	Millions of Yen
2011	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥347	¥1	¥2	¥346

	Thousands of U.S. Dollars
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	$121	$0		$121
Corporate debt securities	18,202	12	$740	17,474
Mutual fund	31,319	1,893	49	33,163

Total	$49,642	$1,905	$789	$50,758

Noncurrent:
Equity securities	$264,567	$113,348	$170	$377,745

Held-to-maturity debt securities:
Current:
Corporate debt securities	$4,029	$12	$37	$4,004

There were no available-for-sale and held-to-maturity securities, which have been in a continuous unrealized loss position for more than 12 months as of March 31, 2012 and 2011. Gross unrealized holding losses and fair values of available-for-sale and held-to-maturity securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2012 and 2011, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥1,139	¥61	$13,821	$740
Mutual fund	315	4	3,822	49

Total	¥1,454	¥65	$17,643	$789

Noncurrent:
Equity securities	¥120	¥14	$1,456	$170

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥247	¥3	$2,997	$36

	Millions of Yen
2011	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥673	¥27
Mutual fund	9	2

Total	¥682	¥29

Noncurrent:
Equity securities	¥6,009	¥516

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥259	¥2

The unrealized losses on available-for-sale and held-to-maturity securities were caused primarily by a general decline in stock prices in Japan as of the end of the fiscal year. As of March 31, 2012, the available-for-sale and held-to-maturity securities in a continuous unrealized loss position are composed of 6 corporate debt securities and 8 other securities. The severity of decline was less than 22.2%. The Companies periodically determine whether a decline in the fair value of available-for-sale and held-to-maturity securities is deemed to be other than temporary based on criteria that includes the duration of market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired available-for-sale and held-to-maturity securities for sufficient period of time for anticipated recovery in market value as described in Note 1. No available-for-sale and held-to-maturity securities were identified that meet the Companies’ criterion for recognition of an impairment loss on available-for-sale and held-to-maturity securities in unrealized loss position presented above. Therefore, the Companies do not believe the unrealized losses represent an other-than-temporary impairment as of March 31, 2012 and 2011.

Future maturities of debt securities and mutual funds classified as available for sale excluding mutual funds without fixed maturities as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥401	¥399	$4,866	$4,841
Due after one year through five years	1,825	1,841	22,145	22,340
Due after five years through ten years	700	676	8,494	8,203

Total	¥2,926	¥2,916	$35,505	$35,384

Future maturities of debt securities classified as held to maturity as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥332	¥330	$4,029	$4,004

Proceeds from available-for-sale securities and the gross realized gains or losses on the sales of available-for-sale securities as of March 31, 2012, 2011, and 2010, were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Proceeds from sales of available-for-sale securities	¥180	¥1,602	¥795	$2,184
The gross realized gains on the sales of available-for-sale securities	2	354	4	24
The gross realized losses on the sales of available-for-sale securities		37	3

During the years ended March 31, 2012 and 2010, the Companies exchanged certain equity securities for other marketable securities. The Companies recorded the newly received securities at fair value and recognized a gain of ¥40 million ($485 thousand) and ¥6 million in the years ended March 31, 2012 and 2010, respectively. There was no such exchange of marketable securities for the year ended March 31, 2011.

The amount of impairment charges the Companies recognized on available-for-sale securities in which declines in fair value are other than temporary are ¥823 million ($9,987 thousand), ¥1,366 million and ¥1,445 million in the years ended March 31, 2012, 2011 and 2010, respectively.

Trading Securities — A subsidiary in the United States of America has trading securities consisting of mutual funds, which are recorded as marketable securities at the fair value of ¥421 million ($5,109 thousand) and ¥278 million as of March 31, 2012 and 2011, respectively. The Companies recorded a gain of ¥15 million ($182 thousand) and ¥55 million, which are included in other-net of other income (expense) for the years ended March 31, 2012 and 2011, respectively, that relates to trading securities still held as of March 31, 2012 and 2011, respectively. There was no trading security held as of March 31, 2010, except for the ones described below.

The subsidiary in the United States of America adopted a nonqualified deferred compensation plan and trust agreement. Investments consist of several mutual funds, which are recorded as investments at the fair market value of ¥97 million ($1,177 thousand) and ¥99 million as of March 31, 2012 and 2011, respectively. The Companies recorded gains of ¥4 million ($49 thousand) and ¥13 million and ¥33 million which are included in other-net of other income for the years ended March 31, 2012, 2011 and 2010, respectively that relates to trading securities still held as of March 31, 2012, 2011 and 2010, respectively.

Cost-Method Securities — Investments in nonmarketable equity securities for which there are no readily determinable fair values were accounted for using the cost method and aggregated ¥3,080 million ($37,374 thousand) and ¥3,102 million as of March 31, 2012 and 2011, respectively. Investments in nonmarketable equity securities are reviewed annually or upon the occurrence of an event for other-than-temporary impairment. The Companies recognized impairment charges on investments in nonmarketable equity securities of ¥8 million ($97 thousand), ¥219 million and ¥15 million in the years ended March 31, 2012, 2011 and 2010, respectively.